Loans Payable	6 Months Ended
Jun. 30, 2011
Loans Payable

On January 18, 2011 the Company received a non-interest bearing unsecured demand loan of $20,000 which was repaid on March 14, 2011.

The Company assumed loans of $165,442 pursuant to the Share Exchange Transaction. A total of $65,442 was repaid in cash and $100,000 is treated as an advance against a non-brokered private placement of 166,667 units at $0.60 per unit.

On January 31, 2011 a loan of $36,018 was forgiven and a gain of $36,018 was recognized.